SUBSEQUENT EVENTS (Details Textual) - Sale of Stock, Name of Transaction [Domain] - Range [Domain] - Equity Interest Issued or Issuable, Type [Domain] - USD ($)					1 Months Ended											2 Months Ended		3 Months Ended			12 Months Ended		19 Months Ended
	Jun. 11, 2015	Feb. 11, 2015	Nov. 05, 2014	May. 07, 2014	Jul. 31, 2015	Jul. 31, 2015	Jun. 15, 2015	Mar. 31, 2015	Mar. 27, 2015	Mar. 24, 2015	Mar. 23, 2015	Feb. 28, 2015	Feb. 24, 2015	Jan. 08, 2015	Dec. 31, 2014	Jun. 15, 2015	Feb. 23, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 13, 2015	Jul. 30, 2015	Jul. 16, 2015	Apr. 14, 2015	Feb. 17, 2015	Jan. 29, 2015	Dec. 30, 2014	Feb. 02, 2014	Mar. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																							42,250
Preferred Stock, Par or Stated Value Per Share								$ 0.00001							$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001										$ 0.00001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								2										2
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 20.00
Preferred Stock, Shares Issued								0							0			0	0		0
Common Stock, Shares, Issued								3,641,914							2,617,622			3,641,914	2,617,622		2,617,622	1,868,235
Conversion of Stock, Shares Converted																					37,500
Common Stock, Shares Authorized								100,000,000							100,000,000			100,000,000	100,000,000		100,000,000	300,000,000
Stock Issued During Period, Shares, Other																					3,315
Increase (Decrease) in Due to Related Parties																		$ 55,000		$ 1,105,000	$ 1,934,000	$ 91,000
Debt Instrument, Face Amount								$ 2,000,000										$ 2,000,000
Proceeds from Convertible Debt																					$ 0	$ 4,994,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															182,060				182,060		182,060
2015 Employee Stock Purchase Plan [Member]
Subsequent Event [Line Items]
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration						130,830
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Terms of Conversion								(i) $2.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the Common Stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Preferred Stock, Shares Issued																													750,000
Conversion of Stock, Shares Converted									750,000									0			37,500
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								350,000										350,000
Preferred Stock, Redemption Terms																					the holder of Series B Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Series B Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $2.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series B Preferred Stock.
Convertible Preferred Stock, Terms of Conversion																		5			A holder of Series B Preferred Stock shall have the right to convert the Series B Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Conversion of Stock, Shares Converted																		222,792
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Redemption Terms								(i) the stated value of Series C Preferred Stock to be redeemed multiplied by 105% (for redemptions occurring within the first thirty days of the initial issuance date) or 110% (for redemptions occurring during the period between thirty and sixty days of the initial issuance date) plus (ii) all accrued and unpaid dividends thereon until the date of the redemption. On both March 12, 2015, and March 24, 2015, the Company met all conditions.													the holder of Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $2.00 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Preferred Stock.
Convertible Preferred Stock, Terms of Conversion																					A holder of Preferred Stock shall have the right to convert the Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Class of Warrant or Right, Exercise Price of Warrants or Rights																														$ 20.00
Purchase Price Which Equal To Value Of Conversion Amount, Percentage																		125.00%
Purchase Price Which Equal To Stated Value Of Preferred Stock, Percentage																					125.00%
Preferred Stock, Shares Issued													1,800,000
Preferred Stock, Redemption Amount								$ 300,000										$ 300,000
Conversion of Stock, Shares Converted																		1,589,720
Convertible Preferred Stock, Shares Issued upon Conversion								210,280										210,280
Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Terms of Conversion		(i) $2.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share								$ 0.00001							$ 0.00001			$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001							$ 0.00001
Preferred Stock, Redemption Terms																					(i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series A Preferred Stock.
Convertible Preferred Stock, Terms of Conversion																					(i) $20.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the Common Stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable																					5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights																													$ 20.00
Purchase Price Which Equal To Value Of Conversion Amount, Percentage																		125.00%			105.00%
Purchase Price Which Equal To Stated Value Of Preferred Stock, Percentage																					125.00%
Preferred Stock, Shares Issued															0				0		0	0
Dividends, Preferred Stock									$ 52,500
Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt														$ 100,000
Common Stock [Member]
Subsequent Event [Line Items]
Shares, Outstanding, Beginning Balance								3,641,914							2,617,622			3,641,914	2,617,622		2,617,622	1,868,235										604,195
Warrant [Member]
Subsequent Event [Line Items]
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable															5 years						5 years
Warrant [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted																		37,500
Warrant [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable																					5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 20.00				$ 20.00		$ 20.00
Warrant [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable																					5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 20.00				$ 20.00		$ 20.00
Conversion of Stock, Shares Converted																		90,000
Warrant [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other																					3,315
MB Technology Holdings LLC [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt																					$ 280,000
Debt Instrument, Convertible, Conversion Price													$ 4.40
Due to Related Parties															$ 75,000				$ 75,000		75,000
George Schmitt [Member]
Subsequent Event [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party										$ 40,000								$ 245,000			245,000
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			5,057	3,410
Debt Instrument, Face Amount															2,000,000				2,000,000		$ 2,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase Price Which Equal To Value Of Conversion Amount, Percentage																					105.00%
Stock Closing Bid Price Minimum												$ 1.00
Operating Expenses Increase Decrease												$ 800,000
Percentage of Cost Reduction												30.00%
Preferred Stock, Redemption Amount															$ 300,000				$ 300,000		$ 300,000
Common Stock, Shares Authorized																										12,239
Stock Issued During Period, Shares, Issued for Services																17,456
Employee-related Liabilities							$ 815,881									$ 815,881
Stock Issued During Period, Value, Issued for Services																$ 54,519
Shares, Outstanding, Beginning Balance																									27,101
Subsequent Event [Member] | Second Tranche [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 420,000	$ 420,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%	8.00%
Proceeds from Convertible Debt						$ 400,000
Debt Instrument, Maturity Date						Jan. 14, 2016
Long-term Debt, Gross					$ 466,667	$ 466,667
Subsequent Event [Member] | 2013 Long Term Incentive Plan [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized																										350,000
Subsequent Event [Member] | 2015 Employee Stock Purchase Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					100,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period						62,155
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted									750,000
Dividends, Preferred Stock									52,500
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 0.00001
Preferred Stock, Value, Outstanding									250,000
Subsequent Event [Member] | Series B Preferred Stock [Member] | $350,000 Purchase Agreement [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued		350,000
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share													$ 0.00001
Preferred Stock, Value, Outstanding									$ 1,631,776				$ 1,800,000
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable																					2 years
Conversion of Stock, Amount Converted								$ 168,224
Conversion of Stock, Shares Converted							1,800,000
Preferred Stock Dividends, Shares							126,000
Convertible Preferred Stock, Shares Issued upon Conversion							946,518									946,518
Subsequent Event [Member] | Series C Preferred Stock [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted								11,776
Subsequent Event [Member] | Series C Preferred Stock [Member] | $1,800,000 Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction													11,864
Preferred Stock, Shares Issued													1,800,000
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted								945,000
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted								$ 66,150
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Repayments of Related Party Debt																					$ 100,000
Short-term Debt																	$ 845,000										$ 145,000	$ 700,000
Subsequent Event [Member] | Board of Directors Chairman [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued											845,000
Subsequent Event [Member] | Employees [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																301,402
Subsequent Event [Member] | George Schmitt [Member]
Subsequent Event [Line Items]
Due to Related Parties																								$ 1,010,000
Subsequent Event [Member] | MBTH [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Employee Stock Purchase Plans					10,743
Stock Issued During Period, Value, Employee Stock Purchase Plan					$ 19,550
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		17,500											90,000
Preferred Stock, Value, Outstanding		$ 350,000
Sale of Stock, Number of Shares Issued in Transaction												2,462
Debt Instrument, Convertible, Terms of Conversion Feature	However, during the Extension Period, the conversion price shall be the lesser of (i) $5.00, subject to adjustment for stock dividends, stock splits, combinations or similar events, and (ii) 85% of the lowest closing price of the common stock in the twenty (20) trading days prior to the date of conversion
Subsequent Event [Member] | Common Stock [Member] | Equity Distribution Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Other																	$ 1,000,000
Subsequent Event [Member] | Common Stock [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted								68,422
Subsequent Event [Member] | Common Stock [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted								$ 267,701
Subsequent Event [Member] | Common Stock [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted								$ 239,247
Subsequent Event [Member] | Common Stock [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																	5,310
Subsequent Event [Member] | Warrant [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued																	42,250
Class Of Warrant Or Right Year From Which Warrants Or Rights Exercisable																	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 20.00
Subsequent Event [Member] | MB Technology Holdings LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other																18,904
Increase (Decrease) in Due to Related Parties																$ 52,000
Subsequent Event [Member] | MB Technology Holdings LLC [Member] | First Issue [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued													399,114
Debt Conversion, Original Debt, Amount												$ 1,756,098
Debt Instrument, Convertible, Conversion Price													$ 4.40
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 5.00
Debt Instrument, Face Amount	$ 1,166,666
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Repurchased Face Amount	$ 1,050,000
Proceeds from Convertible Debt	$ 907,000
Debt Instrument, Maturity Date	Dec. 11, 2015
Debt Instrument, Maturity Date, Description	If the 8% Convertible Notes are not repaid by the Company by the Maturity Date, the Maturity Date shall be automatically extended for an additional three-month period until March 11, 2016 and April 14, 2016 for the First Tranche and Second Tranche, respectively (such period, the Extension Period), which extension shall not be considered an event of default
Debt Instrument, Interest Rate Terms	The 8% Convertible Notes bear interest at a rate of 8% per annum, subject to increase to the lesser of 24% per annum or the maximum rate permitted under applicable law upon the occurrence of certain events of default
Debt Instrument, Convertible, Terms of Conversion Feature						during the April 2016 Extension Period, the conversion price shall be the lesser of (i) $5.00, subject to adjustment for stock dividends, stock splits, combinations or similar events, and (ii) 85% of the lowest closing price of the common stock in the twenty (20) trading days prior to the date of conversion.
Debt Instrument, Redemption, Description																			If such prepayment is made within sixty (60) days after the issuance date of the 8% Convertible Notes, the Company shall pay an amount in cash equal to 125% of the sum of the then outstanding principal amount of the note and interest; thereafter, if such prepayment is made, the Company shall pay an amount in cash equal to 135% of the sum of the then outstanding principal amount of the note and interest. Within one (1) business day after the closing of any underwritten public offering of at least $7,000,000 of securities of the Company pursuant to a registration statement on Form S-1 or Form S-3 (the Public Offering), the Company shall prepay in cash an amount equal to (i) 125% of the sum of the then outstanding principal amount of the note and interest if the closing of the Public Offering occurs within sixty (60) days after the issuance date of the 8% Convertible Notes or (ii) 135% of the sum of the then outstanding principal amount of the note and interest if the closing of the Public Offering occurs after sixty (60) days following the issuance date of the 8% Convertible Notes.
Right To Participate In Future Financings Description	in an aggregate amount of the Subsequent Financing equal to at least $500,000, on the same terms, conditions and price provided for in the Subsequent Financing